BETTER 10K - REGULATORY REQUIREMENTS	9 Months Ended
Sep. 30, 2023
Mortgage Banking [Abstract]
REGULATORY REQUIREMENTS
20. Regulatory Requirements
The Company is subject to various local, state, and federal regulations related to its loan production by the various states it operates in, as well as federal agencies such as the Consumer Financial Protection Bureau (“CFPB”), HUD, and the FHA and is subject to the requirements of the agencies to which it sells loans, such as FNMA and FMCC. As a result, the Company may become involved in requests for information, periodic reviews, investigations, and proceedings by such various federal, state, and local regulatory bodies and agencies.
The Company is required to meet certain minimum net worth, minimum capital ratio and minimum liquidity requirements, including those established by HUD, FMCC and FNMA. As of September 30, 2023, the Company was in compliance with all necessary requirements.
Additionally, the Company is subject to other financial requirements established by FNMA, which include a limit for a decline in net worth and quarterly profitability requirements. On March 12, 2023 and subsequently on May 19, 2023, FNMA provided notification to the Company that the Company had failed to meet FNMA’s financial requirements due to the Company’s decline in profitability and material decline in net worth. The material decline in net worth and decline in profitability permit FNMA to declare a breach of the Company’s contract with FNMA. The Company, following certain forbearance agreements from FNMA that instituted additional financial requirements on the Company that are pending FNMA’s administrative process for completion, remains in compliance with these requirements as of the date hereof. FNMA and other regulators and GSEs are not required to grant any forbearances, amendments, extensions or waivers and may determine not to do so.
As a result of failing to meet FNMA’s financial requirements, the Company has entered into a Pledge and Security Agreement with FNMA on July 24, 2023, to post additional cash collateral starting with $5.0 million which will be held through December 31, 2023. Each quarterly period after December 31, 2023, the required cash collateral will be calculated based on an amount equal to the greater of: (i) FNMA’s origination representation and warranty exposure to the Company, multiplied by the average repurchase success rate for FNMA single-family responsible parties or (ii) $5.0 million.
21. REGULATORY REQUIREMENTS
The Company is subject to various local, state, and federal regulations related to its loan production by the various states it operates in, as well as federal agencies such as the Consumer Financial Protection Bureau (“CFPB”), U.S. Department of Housing and Urban Development (“HUD”), and The Federal Housing Administration (“FHA”) and is subject to the requirements of the agencies to which it sells loans, such as FNMA and FMCC. As a result, the Company may become involved in requests for information, periodic reviews, investigations, and proceedings by such various federal, state, and local regulatory bodies and agencies.
The Company is required to meet certain minimum net worth, minimum capital ratio and minimum liquidity requirements, including those established by HUD, FMCC and FNMA. As of December 31, 2022, the most restrictive of these requirements require the Company to maintain a minimum net worth of $1.0 million, liquidity of $0.2 million, and a minimum capital ratio of 6%. As of December 31, 2022, the Company was in compliance with these requirements.
Additionally, the Company is subject to other financial requirements established by FNMA, which include a limit for a decline in net worth and quarterly profitability requirements. On March 12, 2023 FNMA provided notification to the Company that the Company had failed to meet FNMA’s financial requirements due to the Company’s decline in profitability and material decline in net worth. The material decline in net worth and decline in profitability permit FNMA to declare a breach of the Company’s contract with FNMA. The Company, following certain forbearance agreements from FNMA that instituted additional financial requirements on the Company, remains in compliance with these requirements as of the date hereof. FNMA and other regulators and GSEs are not required to grant any forbearances, amendments, extensions or waivers and may determine not to do so.